Condensed Consolidating Financial Statements - Balance Sheet (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements Captions Line Items
Current assets	$ 256,448	[1]	$ 44,625	[1]
Note receivable - Anadarko	260,000	[1]	260,000	[1]
Net property, plant and equipment	2,052,224	[1]	1,753,762	[1]
Other long-term assets	268,954		204,707
Total assets	2,837,626	[1]	2,263,094	[1]
Current liabilities	76,596	[1]	51,720	[1]
Long-term debt	669,178	[2]	474,000	[2]	175,000
Deferred income taxes	107,377	[1]	126,846	[1]
Asset retirement obligations and other	67,169	[1]	48,499	[1]
Total liabilities	920,320	[1]	701,065	[1]
Partners' capital	1,796,582	[1]	1,471,567	[1]
Noncontrolling interests	120,724	[1]	90,462	[1]
Total liabilities, equity and partners' capital	2,837,626	[1]	2,263,094	[1]
Western Gas Partners, LP
Condensed Financial Statements Captions Line Items
Current assets	207,913		24,972
Note receivable - Anadarko	260,000		260,000
Investment in consolidated subsidiaries	1,232,245		1,052,073
Net property, plant and equipment	735		165
Other long-term assets	8,164		2,361
Total assets	1,709,057		1,339,571
Current liabilities	95,817		201,989
Long-term debt	669,178		474,000
Asset retirement obligations and other	104		38
Total liabilities	765,099		676,027
Partners' capital	943,958		663,544
Total liabilities, equity and partners' capital	1,709,057		1,339,571
Subsidiary Guarantors
Condensed Financial Statements Captions Line Items
Current assets	110,619		209,649
Investment in consolidated subsidiaries	130,396		97,018
Net property, plant and equipment	1,812,275		1,572,383
Other long-term assets	260,790		202,346
Total assets	2,314,080		2,081,396
Current liabilities	56,762		47,946
Deferred income taxes	107,377		126,846
Asset retirement obligations and other	64,980		46,507
Total liabilities	229,119		221,299
Partners' capital	1,964,237		1,769,635
Noncontrolling interests	120,724		90,462
Total liabilities, equity and partners' capital	2,314,080		2,081,396
Non-Guarantor Subsidiary
Condensed Financial Statements Captions Line Items
Current assets	25,977		10,346
Net property, plant and equipment	239,214		181,214
Total assets	265,191		191,560
Current liabilities	12,078		2,127
Asset retirement obligations and other	2,085		1,954
Total liabilities	14,163		4,081
Partners' capital	251,028		187,479
Total liabilities, equity and partners' capital	265,191		191,560
Eliminations
Condensed Financial Statements Captions Line Items
Current assets	(88,061)		(200,342)
Investment in consolidated subsidiaries	(1,362,641)		(1,149,091)
Total assets	(1,450,702)		(1,349,433)
Current liabilities	(88,061)		(200,342)
Total liabilities	(88,061)		(200,342)
Partners' capital	(1,362,641)		(1,149,091)
Total liabilities, equity and partners' capital	$ (1,450,702)		$ (1,349,433)

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	The Partnership’s consolidated balance sheets include accrued interest expense of $2.7 million and $1.3 million as of December 31, 2011 and 2010, respectively, which is included in accrued liabilities.